                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:              March 31, 2000
                                                   ---------------------------

Check here if Amendment / /; Amendment Number:  ____
  This Amendment (Check only one.): / / is a restatement.
                                    / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Whitney Holdings L.L.C.
              -----------------------------------------------
Address:                177 Broad Street
              -----------------------------------------------
                        Stamford, CT 06901
              -----------------------------------------------

13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   Daniel J. O'Brien
              -----------------------------------------------
Title:                  Managing Member
              -----------------------------------------------
Phone:                  203-973-1440
              -----------------------------------------------

Signature, Place, and Date of Signing:

       DANIEL J. O'BRIEN                STAMFORD, CT             MAY 15, 2000
------------------------------    --------------------------   -----------------
       [Signature]                     [City, State]                [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


      13F File Number               Name

      28-___________    ______________________________________________________

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     2
                                           --------------------------

Form 13F Information Table Entry Total:                64
                                           --------------------------

Form 13F Information Table Value Total:   $     1,918,488  (thousands)
                                            -------------------------


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.         13F File Number         Name

        1         28-                     J.H. Whitney III Management, L.L.C.
                     ------------         --------------------------------------


      No.         13F File Number         Name

        2         28-                     J.H. Whitney Equity Partners, L.L.C.
                     ------------         --------------------------------------

                           FORM 13F INFORMATION TABLE
                                 MARCH 31, 2000

----------------------------- ----------- ------------ ---------- ---------------------------- ------------ ------------

          COLUMN 1             COLUMN 2    COLUMN 3    COLUMN 4             COLUMN 5            COLUMN 6     COLUMN 7
----------------------------- ----------- ------------ ---------- ----------- -------- ------- ------------ ------------


                              TITLE OF                   VALUE    SHRS OR       SH/     PUT/   INVESTMENT      OTHER
      NAME OF ISSUER            CLASS        CUSIP     (X$1000)    PRN AMT      PRN     CALL   DISCRETION    MANAGERS


----------------------------------------------------------------------------------------------------------------------------


COMMON STOCK

----------------------------------------------------------------------------------------------------------------------------
KANA COMMUNICATIONS             COMMON    483600102        4,080      60,000    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
MARIMBA                         COMMON    56781Q109          441      10,000    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
MEDIA METRIX                    COMMON    58440x103       10,450     248,805    SH            SHARED-DEFINED   WEP(2)
----------------------------------------------------------------------------------------------------------------------------
NIKU CORPORATION                COMMON    654113109      251,505   5,315,821    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
SEAGATE TECHNOLOGY              COMMON    811804103        9,263     150,000    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
VERITAS SOFTWARE                COMMON    923436109        1,965      15,001    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
ARTISOFT INC COM                COMMON    04314L106        1,567     129,900    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
COMARCO INC.                    COMMON    200080109        2,491      73,000    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
F5 NETWORKS                     COMMON    923436109        1,795      26,500    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
TELECORP                        COMMON    879299105      480,454   9,284,127    SH            SHARED-DEFINED   JHW III(1)
                                                                                                                WEP(2)
----------------------------------------------------------------------------------------------------------------------------
US WEST, INC                    COMMON    91273H101        2,179      30,000    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
WILLIAMS COMPANIES, INC.        COMMON    969457100        3,295      75,000    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
ACTIVISION INC.                 COMMON    004930202          603      50,000    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
CENDANT CORP.                   COMMON    151313103        2,775     150,000    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
ELECTRONIC ARTS                 COMMON    285512109          285       4,000    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
IL FORNAIO                      COMMON    451926109        2,692     295,000    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
SCOTTS CO                     COM. CL A   810186106        5,250     125,000    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
ISPAT INTERNATIONAL N.V.        COMMON    464899103          626      42,100    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
STEEL DYNAMICS INC.             COMMON    858119100        1,156     100,000    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
SILGAN HOLDINGS                 COMMON    827048109        4,082     336,700    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC           CL A     084670108          572          10    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
CORUS BANKSHARES                COMMON    220873103        3,917      165810    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
DUN & BRADSTREET CORP.          COMMON    26483B106        4,151     145,000    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
METRIS COMPANIES, INC.          COMMON    591598107        2,333      60,000    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
NEWMIL BANCORP INC.             COMMON    651633109        2,229     178,300    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
SOUTHEASTERN THRIFT & BANK      COMMON    841901101          550      40,000    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL, INC.         COMMON    939322103        1,325      50,000    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
H&Q HEALTHCARE INVESTORS        COMMON    404052102        1,070      40,000    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
LABRATORY CORP OF AMERICA       COMMON    50540R409        3,081     725,000    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
THERMO BIOANALYSIS              COMMON    88355H108          831      30,000    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
NETCENTIVES                     COMMON    64108P101          225       7,500    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
DEL MONTE FOODS COMPANY         COMMON    24522P103          321      30,000    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
EXCELON CORP.                   COMMON    300691102          338      30,000    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
HEATH MANAGEMENT ASSOC.         COMMON    421933102          285      20,000    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL HOME FOODS        COMMON    459655106          320      20,000    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
INTERNET COMMERCE               COMMON    46059F109          425       9,000    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
LIFEPOINT                       COMMON    53219L109          166      10,000    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
SIRUS SATELLITE                 COMMON    82966U103          285       5,000    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
TRIAD HOSPITALS, INC.           COMMON    89579K109          218      13,000    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
XM SATELLITE RADIO              COMMON    983759101          244       7,000    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
LASALLE HOTEL PROPERTIES        COMMON    517942108        2,631     210,500    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
CABLETRON SYSTEMS, INC.         COMMON    126920107        1,469      50,000    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
HERLEY INDUSTRIES               COMMON    427398102        1,819     100,000    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
MTI TECHNOLOGY                  COMMON    553903105          528      20,000    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
RAMBUS, INC.                    COMMON    750917106        1,767       6,000    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
EDUTREK INTERNATIONAL, INC.     COMMON    28164K108          546     380,000    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
HEARTLAND EXPRESS, INC.         COMMON    422347104        3,026     215,400    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
ADVANCE PARADIGM, INC.          COMMON    007491103          119      10,000    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
NMT MEDICAL, INC.               COMMON    629294109       10,486   2,504,010    SH            SHARED-DEFINED   WEP(2)
----------------------------------------------------------------------------------------------------------------------------
NU SKIN ENTERPRISES, INC.       COMMON    67018T105        1,452     182,899    SH            SHARED-DEFINED   WEP(2)
----------------------------------------------------------------------------------------------------------------------------
USINTERNETWORKING, INC.         COMMON    917311805      431,328  11,131,038    SH            SHARED-DEFINED   JHW III(1)
----------------------------------------------------------------------------------------------------------------------------
HOMESTORE.COM                   COMMON    437852106      220,310   4,519,171    SH            SHARED-DEFINED   WEP(2)
----------------------------------------------------------------------------------------------------------------------------
SPECTRASITE COMMUNICATIONS,                                                                                    WEP(2)
INC.                            COMMON    84760T100      358,913  12,676,837    SH            SHARED-DEFINED   JHW III(1)
----------------------------------------------------------------------------------------------------------------------------
VITAMINSHOPPE.COM, INC.         COMMON    92848M104        4,371   1,092,849    SH            SHARED-DEFINED   JHW III(1)
----------------------------------------------------------------------------------------------------------------------------
FOGDOG, INC.                    COMMON    344167101       24,078   4,377,830    SH            SHARED-DEFINED   JHW III(1)
----------------------------------------------------------------------------------------------------------------------------
ABOUT.COM                       COMMON    003736105       15,318     173,820    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
SCIQUEST.COM, INC.              COMMON    80908Q107       13,856     538,105    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
TBM HOLDINGS                    COMMON    872197108        2,500     500,000    SH            SHARED-DEFINED   JHW III(1)
----------------------------------------------------------------------------------------------------------------------------
WORLD ACCESS INC.               COMMON     9814AAD3          631      33,623    SH            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------

OPTIONS

----------------------------------------------------------------------------------------------------------------------------
Q 01 JAN 55 PUTS                 PUTS     74913B8AK          473      38,000           PUTS   SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
CD RADIO WARRANTS               CALLS     125127134          660       6,000           CALL   SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
METICOM WARRANTS                CALLS     591596135          325       2,500           CALL   SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------


BONDS

----------------------------------------------------------------------------------------------------------------------------
BURNS PHILLIP & CO.
5 1/2% DUE 04-30-04             BONDS     17338AA78       10,226  17,940,000   PRN            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------
INNOVATIVE CLINICAL SOLUTIONS
6.750% DUE 06-15-03             BONDS      718925AC        1,816   5,675,000   PRN            SHARED-DEFINED   NONE
----------------------------------------------------------------------------------------------------------------------------




----------------------------- -----------------------------

          COLUMN 1                        COLUMN 8
----------------------------- -----------------------------

                                      VOTING AUTHORITY

      NAME OF ISSUER
                              -----------------------------

                                   SOLE    SHARED   NONE
-----------------------------------------------------------



COMMON STOCK

-----------------------------------------------------------
KANA COMMUNICATIONS               60,000
-----------------------------------------------------------
MARIMBA                           10,000
-----------------------------------------------------------
MEDIA METRIX                     248,805
-----------------------------------------------------------
NIKU CORPORATION               5,315,821
-----------------------------------------------------------
SEAGATE TECHNOLOGY               150,000
-----------------------------------------------------------
VERITAS SOFTWARE                  15,001
-----------------------------------------------------------
ARTISOFT INC COM                 129,900
-----------------------------------------------------------
COMARCO INC.                      73,000
-----------------------------------------------------------
F5 NETWORKS                       26,500
-----------------------------------------------------------
TELECORP                       9,284,127
-----------------------------------------------------------
US WEST, INC                      30,000
-----------------------------------------------------------
WILLIAMS COMPANIES, INC.          75,000
-----------------------------------------------------------
ACTIVISION INC.                   50,000
-----------------------------------------------------------
CENDANT CORP.                    150,000
-----------------------------------------------------------
ELECTRONIC ARTS                    4,000
-----------------------------------------------------------
IL FORNAIO                       295,000
-----------------------------------------------------------
SCOTTS CO                        125,000
-----------------------------------------------------------
ISPAT INTERNATIONAL N.V.          42,100
-----------------------------------------------------------
STEEL DYNAMICS INC.              100,000
-----------------------------------------------------------
SILGAN HOLDINGS                  336,700
-----------------------------------------------------------
BERKSHIRE HATHAWAY INC                10
-----------------------------------------------------------
CORUS BANKSHARES                 165,810
-----------------------------------------------------------
DUN & BRADSTREET CORP.           145,000
-----------------------------------------------------------
METRIS COMPANIES, INC.            60,000
-----------------------------------------------------------
NEWMIL BANCORP INC.              178,300
-----------------------------------------------------------
SOUTHEASTERN THRIFT & BANK        40,000
-----------------------------------------------------------
WASHINGTON MUTUAL, INC.           50,000
-----------------------------------------------------------
H&Q HEALTHCARE INVESTORS          40,000
-----------------------------------------------------------
LABRATORY CORP OF AMERICA        725,000
-----------------------------------------------------------
THERMO BIOANALYSIS                30,000
-----------------------------------------------------------
NETCENTIVES                        7,500
-----------------------------------------------------------
DEL MONTE FOODS COMPANY           30,000
-----------------------------------------------------------
EXCELON CORP.                     30,000
-----------------------------------------------------------
HEATH MANAGEMENT ASSOC.           20,000
-----------------------------------------------------------
INTERNATIONAL HOME FOODS          20,000
-----------------------------------------------------------
INTERNET COMMERCE                  9,000
-----------------------------------------------------------
LIFEPOINT                         10,000
-----------------------------------------------------------
SIRUS SATELLITE                    5,000
-----------------------------------------------------------
TRIAD HOSPITALS, INC.             13,000
-----------------------------------------------------------
XM SATELLITE RADIO                 7,000
-----------------------------------------------------------
LASALLE HOTEL PROPERTIES         210,500
-----------------------------------------------------------
CABLETRON SYSTEMS, INC.           50,000
-----------------------------------------------------------
HERLEY INDUSTRIES                100,000
-----------------------------------------------------------
MTI TECHNOLOGY                    20,000
-----------------------------------------------------------
RAMBUS, INC.                       6,000
-----------------------------------------------------------
EDUTREK INTERNATIONAL, INC.      380,000
-----------------------------------------------------------
HEARTLAND EXPRESS, INC.          215,400
-----------------------------------------------------------
ADVANCE PARADIGM, INC.            10,000
-----------------------------------------------------------
NMT MEDICAL, INC.              2,504,010
-----------------------------------------------------------
NU SKIN ENTERPRISES, INC.        182,899
-----------------------------------------------------------
USINTERNETWORKING, INC.       11,131,038
-----------------------------------------------------------
HOMESTORE.COM                  4,519,171
-----------------------------------------------------------
SPECTRASITE COMMUNICATIONS,
INC.                          12,676,837
-----------------------------------------------------------
VITAMINSHOPPE.COM, INC.        1,092,849
-----------------------------------------------------------
FOG DOG, INC.                  4,377,830
-----------------------------------------------------------
ABOUT.COM                        173,820
-----------------------------------------------------------
SCIQUEST.COM, INC.               538,105
-----------------------------------------------------------
TBM HOLDINGS                     500,000
-----------------------------------------------------------
WORLD ACCESS INC.                 33,623
-----------------------------------------------------------

OPTIONS

-----------------------------------------------------------
Q 01 JAN 55 PUTS                                     38,000
-----------------------------------------------------------
CD RADIO WARRANTS                                     6,000
-----------------------------------------------------------
METICOM WARRANTS                                      2,500
-----------------------------------------------------------

BONDS

-----------------------------------------------------------
BURNS PHILLIP & CO.
5 1/2% DUE 04-30-04                              17,940,000
-----------------------------------------------------------
INNOVATIVE CLINICAL SOLUTIONS
6.750% DUE 06-15-03                               5,675,000
-----------------------------------------------------------
(1) J.H. WHITNEY III MANAGEMENT, L.L.C.
(2) J.H. WHITNEY EQUITY PARTNERS, L.L.C.
